Cover	Feb. 24, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	000-52883
Entity Registrant Name	CREATIVE LEARNING CORPORATION
Entity Central Index Key	0001394638
Entity Tax Identification Number	20-4456503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14 Kings Highway
Entity Address, City or Town	Haddonfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08033
City Area Code	(904)
Local Phone Number	824-3133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1637 S. Main St.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035